Debt Additional Information (Details) - USD ($) shares in Millions, $ in Millions		1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 01, 2018	Feb. 12, 2019	Mar. 31, 2017	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 01, 2017
Debt Instrument [Line Items]
Treasury Stock, Value, Acquired, Cost Method				$ 383		$ 1,329	$ 679	$ 1,439	$ 1,721	$ 891
Proceeds from Lines of Credit		$ 100							150
Long-term Debt, Gross				$ 7,897	$ 7,361		$ 7,897		7,361	6,683
Senior secured term loan facility due 2026 [Member]
Debt Instrument [Line Items]
Debt Discount, Percent				0.25%			0.25%
Debt Instrument, Interest Rate, Stated Percentage				4.15%			4.15%
Debt Issuance Costs, Gross				$ 2			$ 2
Repayments of Debt							500
Write off of Deferred Debt Issuance Cost							8
Long-term Debt, Gross				$ 2,619	$ 3,119		$ 2,619		$ 3,119
Senior notes due 2026 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt	$ 1,500
Debt Instrument, Interest Rate, Stated Percentage	5.125%			5.125%	5.125%		5.125%		5.125%
Debt Issuance Costs, Gross	$ 21
Long-term Debt, Gross				$ 1,500	$ 1,500		$ 1,500		$ 1,500	0
Senior secured term loan facility due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					4.26%				4.26%
Repayments of Long-term Debt	$ 500				$ 300
Debt Instrument, Unamortized Discount					8				$ 8
Debt Instrument, Interest Rate, Increase (Decrease)	0.25%
Debt Instrument, Basis Spread on Variable Rate	1.75%
Long-term Debt, Gross					$ 3,119				$ 3,119	3,929
Senior notes due 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.625%	4.625%		4.625%		4.625%		4.625%
Long-term Debt, Gross				$ 900	$ 900		$ 900		$ 900	900
Senior notes due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.875%	4.875%		4.875%		4.875%		4.875%
Long-term Debt, Gross				$ 600	$ 600		$ 600		$ 600	600
Senior notes due 2021 [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt			$ 1,500
Premium paid to redeem debt instrument										42
Write off of Deferred Debt Issuance Cost										18
Senior notes due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.25%	4.25%		4.25%		4.25%
Long-term Debt, Gross				$ 1,000	$ 1,000		$ 1,000		$ 1,000	$ 1,000
Senior secured revolving credit facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					1,000				1,000
Letters of Credit Outstanding, Amount					63				63
Line of Credit Facility, Remaining Borrowing Capacity					937				$ 937
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage									0.125%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Gross				7			7
Repayments of Debt							225
Line of Credit Facility, Maximum Borrowing Capacity				1,750			1,750
Line of Credit Facility, Remaining Borrowing Capacity				$ 1,690			$ 1,690
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage							0.125%
Senior notes due 2030 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.875%			4.875%
Debt Issuance Costs, Gross				$ 13			$ 13
Long-term Debt, Gross				1,000	$ 0		1,000		$ 0
Other stockholder [Member]
Debt Instrument [Line Items]
Treasury Stock, Shares, Acquired	16.5
Treasury Stock, Value, Acquired, Cost Method	$ 1,171
Letter of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				250			250
Letters of Credit Outstanding, Amount				$ 59			$ 59